Share-based Payments (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments [Abstract]
Disclosure of share-based payment expense as reflected in the Consolidated Statement of Income/(Loss)
The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2022 $000s	2021 $000s	2020 $000s
General and administrative	8,862	9,310	7,650
Research and development	5,837	4,640	3,068
Total	14,699	13,950	10,718

Disclosure of RSU activity
RSU activity for the years ended December 31, 2022, 2021 and 2020 is detailed as follows:

	Number of Shares/Units	Wtd Avg Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2020	4,636,347	2.08
RSUs Granted in Period	1,759,011	1.80
Vested	(2,781,687)	1.54
Forfeited	(191,089)	2.37
Outstanding (Non-vested) at December 31, 2020 and January 1, 2021	3,422,582	2.46
RSUs Granted in Period	2,195,133	2.15
Vested	(1,176,695)	2.93
Forfeited	(808,305)	2.25
Outstanding (Non-vested) at December 31, 2021 and January 1, 2022	3,632,715	1.91
RSUs Granted in Period	4,309,883	1.76
Vested	(696,398)	2.80
Forfeited	(1,155,420)	2.67
Outstanding (Non-vested) at December 31, 2022	6,090,780	1.74
*    2021 – for liability awards based on fair value at reporting date.

Disclosure of stock option activity
Stock option activity for the years ended December 31, 2022, 2021 and 2020, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2020	8,472,827	1.16	8.55
Granted	4,076,982	3.14
Exercised	(514,410)	1.52		2.88
Forfeited and expired	(1,119,313)	1.88
Options Exercisable at December 31, 2020 and January 1, 2021	5,447,405	0.98	7.46
Outstanding at December 31, 2020 and January 1, 2021	10,916,086	1.81	8.38
Granted	5,424,000	3.34
Exercised	(2,238,187)	0.70		3.63
Forfeited and expired	(687,781)	2.53
Options Exercisable at December 31, 2021 and January 1, 2022	4,773,873	1.42	6.50
Outstanding at December 31, 2021 and January 1, 2022	13,414,118	2.58	8.29
Granted	8,881,000	2.04
Exercised	(577,022)	0.50		2.43
Forfeited and expired	(3,924,215)	2.89
Options Exercisable at December 31, 2022	6,185,216	2.03	6.21
Outstanding at December 31, 2022	17,793,881	2.31	8.03

Disclosure of terms and conditions of share-based payment arrangement
The fair value of the stock options awarded by the Company was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2022	2021	2020
Expected volatility	41.70%	41.05%	41.25%
Expected terms (in years)	6.11	6.16	6.11
Risk-free interest rate	2.13%	1.06%	0.53%
Expected dividend yield	—	—	—
Grant date fair value	$1.15	$1.87	$1.72

Disclosure of range of exercise prices of outstanding share options
For shares outstanding as of December 31, 2022, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	439,490	—	6.76
1.00 to 2.00	6,276,391	1.58	7.00
2.00 to 3.00	5,375,750	2.26	8.92
3.00 to 4.00	5,702,250	3.34	8.40
Total	17,793,881	2.31	8.03

Disclosure of subsidiary share-based payments
Subsidiary Plans
Certain subsidiaries of the Group have adopted stock option plans. A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2022	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2022
Entrega	349,500	45,000	—	(50,000)	—	—	344,500
Follica	2,686,120	90,000	—	—	—	—	2,776,120
Sonde	2,049,004	—	—	—	—	(2,049,004)	—
Vedanta	1,991,637	490,506	(400,000)	(65,235)	(192,332)	—	1,824,576

	Outstanding as of January 1, 2021	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2021
Alivio	3,888,168	197,398	(2,373,750)	(506,260)	(1,205,556)	—	—
Entrega	962,000	—	(525,000)	(87,500)	—	—	349,500
Follica	1,309,040	1,383,080	—	(6,000)	—	—	2,686,120
Sonde	2,192,834	—	—	(51,507)	(92,323)	—	2,049,004
Vedanta	1,741,888	451,532	(52,938)	(76,491)	(72,354)	—	1,991,637

	Outstanding as of January 1, 2020	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2020
Alivio	3,698,244	189,924	—	—	—	—	3,888,168
Entrega	972,000	—	—	—	(10,000)	—	962,000
Follica	1,309,040	—	—	—	—	—	1,309,040
Sonde	1,829,004	363,830	—	—	—	—	2,192,834
Vedanta	1,450,100	493,951	(813)	—	(201,350)	—	1,741,888

Disclosure of weighted average exercise prices for options outstanding
The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2022, were as follows:

Outstanding at December 31, 2022	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Entrega	344,500	1.91	4.92
Follica	2,776,120	1.41	6.38
Vedanta	1,824,576	15.89	6.88

Disclosure of weighted average exercise prices for options granted
The weighted average exercise prices for the options granted for the years ended December 31, 2022, 2021 and 2020, were as follows:

For the years ended December 31,	2022 $	2021 $	2020 $
Alivio	—	—	0.47
Entrega	0.02	—	—
Follica	1.86	1.86	—
Sonde	—	—	0.18
Vedanta	14.94	19.69	19.59

Disclosure of weighted average exercise prices for options forfeited
The weighted average exercise prices for options forfeited during the year ended December 31, 2022, were as follows:

Forfeited during the year ended December 31, 2022	Number of options	Weighted-average exercise price $
Vedanta	192,332	19.64

Disclosure of weighted average exercise prices for options exercised
The weighted average exercise prices for options exercised during the year ended December 31, 2022, were as follows:

Exercised during the year ended December 31, 2022	Number of options	Weighted-average exercise price $
Vedanta	400,000	0.02

Disclosure of weighted average exercise prices for options exercisable
The weighted average exercise prices for options exercisable as of December 31, 2022, were as follows:

Exercisable at December 31, 2022	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Entrega	344,500	1.91	0.02-2.36
Follica	2,776,120	1.41	0.03-1.86
Vedanta	1,824,576	15.89	0.02-21.35

Disclosure of range of assumptions of fair value of stock option grants
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following range of assumptions:

Assumption/Input	2022	2021	2020
Expected award life (in years)	6.00-8.33	6.00-7.11	6.00-10.00
Expected award price volatility	88.22%-89.68%	88.05%-88.59%	89.24%-95.46%
Risk free interest rate	1.67%-3.13%	0.96%-1.32%	0.32%-0.87%
Expected dividend yield	—	—	—
Grant date fair value	$10.51-$15.14	$13.84-$16.23	$13.09-$16.54
Share price at grant date	$14.00-$18.84	$19.00-$21.35	$19.59